Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,779	$ 1,667
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	669	621
Indefinite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	669	621
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	366	376
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	439	429
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	305	241
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,110	$ 1,046